Net fee and commission income	6 Months Ended
Jun. 30, 2026
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 4
Net fee and commission income
Net fee and commission income
Year-to-date
USD m 30.6.26 30.6.25
Underwriting fees 679 471
M&A and corporate finance fees 497 470
Brokerage fees 3,453 2,637
Portfolio management, investment fund and related services fees
1
10,522 9,408
Other 1,592 1,474
Total fee and commission income
2
16,743 14,459
of which: recurring 10,526 9,368
of which: transaction-based 6,176 5,019
of which: performance-based 42 73
Fee and commission expense
3
1,516 1,303
Net fee and commission income 15,227 13,156
of which: recurring net fee and commission income 9,780 8,737 of which: Global Wealth Management 7,328 6,626
of which: Personal & Corporate Banking 900 702
of which: Asset Management 1,420 1,350
of which: transaction-based net fee and commission income 5,406 4,350 of which: Global Wealth Management 2,114 1,706
of which: Personal & Corporate Banking 696 663
of which: Asset Management 17 27
of which: performance-based net fee and commission income 42 69 of which: Asset Management 42 69
1 Fees for portfolio management and related services and investment fund fees are presented on a combined basis. Comparative-period information has been aligned with the information presented for the six-month period ended 30
June 2026. This
category includes fees
earned on portfolio
management mandates with
clients and management
and performance fees
earned on UBS-managed
funds and third-party-managed
funds.
2 For the six-month period ended 30 June 2026 reflects third-party fee and commission income of USD
9,940 m for Global Wealth Management, USD 1,694 m for Personal & Corporate Banking, USD 2,064 m
for Asset
Management, USD
3,011
m for
the Investment
Bank, USD
4
m for
Non-core and
Legacy,
and USD
30
m for
Group Items
(for the
six-month period
ended 30
June 2025:
USD
8,752
m for
Global Wealth
Management, USD 1,503 m for Personal & Corporate Banking, USD 1,923 m for Asset Management, USD 2,234 m for the Investment Bank, USD 30 m for Non-core and Legacy, USD 18
m for Group Items).
3 Includes
brokerage expense for the six-month period ended 30 June 2026 of USD 208 m (for the six-month period ended 30 June 2025: USD 168 m).